UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter: Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam New Opportunities Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	557,100	$26,790,939

Aerospace and Defense (3.2%)
Boeing Co. (The)	492,500	51,707,575
Lockheed Martin Corp.	186,400	20,222,536
Precision Castparts Corp.	107,000	15,833,860
Raytheon Co.	366,100	23,364,502
Rockwell Collins, Inc.	191,900	14,016,376
United Industrial Corp.	101,000	7,601,260
United Technologies Corp.	56,100	4,514,928
		137,261,037

Airlines (0.3%)
SkyWest, Inc.	438,300	11,032,011

Automotive (0.1%)
AutoZone, Inc. (NON)	51,700	6,004,438

Banking (0.6%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	124,800	16,417,440
UnionBanCal Corp.	178,800	10,443,708
		26,861,148

Basic Materials (0.7%)
Ceradyne, Inc. (NON)	404,400	30,629,256

Beverage (1.0%)
Hansen Natural Corp. (NON)	115,600	6,552,208
PepsiAmericas, Inc.	183,400	5,949,496
PepsiCo, Inc.	402,300	29,472,498
		41,974,202

Biotechnology (3.4%)
Applera Corp.- Applied Biosystems Group	612,900	21,230,856
Celgene Corp. (NON)	185,183	13,205,400
Genzyme Corp. (NON)	750,700	46,513,372
Gilead Sciences, Inc. (NON)	1,229,400	50,245,578
Invitrogen Corp. (NON)	158,300	12,937,859
		144,133,065

Building Materials (0.2%)
Sherwin-Williams Co. (The)	156,200	10,263,902

Chemicals (3.1%)
Albemarle Corp.	108,700	4,804,540
Celanese Corp. Ser. A	514,500	20,055,210
CF Industries Holdings, Inc.	593,131	45,024,574
Lubrizol Corp. (The)	90,200	5,868,412
Monsanto Co.	370,400	31,758,096
Sigma-Adrich Corp.	126,700	6,175,358
Terra Industries, Inc. (NON)	557,600	17,430,576
		131,116,766

Commercial and Consumer Services (1.1%)
Chemed Corp.	110,800	6,887,328
Diamond Management & Technology Consultants, Inc.	328,016	3,017,747
Dun & Bradstreet Corp. (The)	138,000	13,608,180
Manpower, Inc.	151,000	9,716,850
Pre-Paid Legal Services, Inc. (NON)	228,100	12,650,426
		45,880,531

Communications Equipment (4.2%)
Cisco Systems, Inc. (NON)	2,643,100	87,513,041
Comtech Telecommunications Corp. (NON)	537,500	28,750,875
Harris Corp.	266,300	15,389,477
Qualcomm, Inc.	1,108,700	46,853,662
		178,507,055

Computers (4.1%)
ANSYS, Inc. (NON)	520,400	17,782,068
Apple Computer, Inc. (NON)	486,800	74,743,272
Emulex Corp. (NON)	942,982	18,076,965
Hewlett-Packard Co.	430,500	21,434,595
Insight Enterprises, Inc. (NON)	554,200	14,303,902
Micros Systems, Inc. (NON)	194,100	12,630,087
NCR Corp. (NON)	249,300	12,415,140
Synaptics, Inc. (NON)	98,300	4,694,808
		176,080,837

Conglomerates (0.1%)
AMETEK, Inc.	70,200	3,034,044

Construction (0.5%)
Layne Christensen Co. (NON)	258,400	14,336,032
Perini Corp. (NON)	125,200	7,002,436
		21,338,468

Consumer (1.3%)
Black & Decker Manufacturing Co.	124,400	10,362,520
Blue Nile, Inc. (NON)	168,000	15,812,160
Fossil, Inc. (NON)	173,500	6,481,960
Tupperware Brands Corp.	702,900	22,134,321
		54,790,961

Consumer Finance (0.4%)
Asta Funding, Inc.	263,900	10,112,648
Portfolio Recovery Associates, Inc.	125,100	6,639,057
		16,751,705

Consumer Goods (1.2%)
Chattem, Inc. (NON)	181,900	12,827,588
Jarden Corp. (NON)	221,200	6,843,928
Kimberly-Clark Corp.	120,700	8,480,382
Newell Rubbermaid, Inc.	365,800	10,542,356
Procter & Gamble Co. (The)	173,700	12,218,058
		50,912,312

Consumer Services (0.7%)
FTI Consulting, Inc. (NON)	197,800	9,951,318
Labor Ready, Inc. (NON)	528,700	9,786,237
Nutri/System, Inc. (NON)	218,700	10,254,843
		29,992,398

Containers (0.1%)
Pactiv Corp. (NON)	102,600	2,940,516

Electric Utilities (0.9%)
Edison International	516,700	28,651,015
Exelon Corp.	153,600	11,575,296
		40,226,311

Electrical Equipment (0.3%)
Emerson Electric Co.	233,700	12,437,514
WESCO International, Inc. (NON)	18,742	804,781
		13,242,295

Electronics (3.5%)
Amphenol Corp. Class A	462,000	18,369,120
Atmel Corp. (NON)	1,899,300	9,800,388
Avnet, Inc. (NON)	368,900	14,704,354
General Cable Corp. (NON)	124,600	8,363,152
Intel Corp.	1,123,900	29,064,054
Mentor Graphics Corp. (NON)	560,700	8,466,570
NVIDIA Corp. (NON)	1,010,150	36,607,836
Synopsys, Inc. (NON)	105,000	2,843,400
Trimble Navigation, Ltd. (NON)	121,200	4,752,252
Varian, Inc. (NON)	242,500	15,425,425
		148,396,551

Energy (5.3%)
Cameron International Corp. (NON)	191,400	17,664,306
Global Industries, Ltd. (NON)	757,100	19,502,896
Grant Prideco, Inc. (NON)	77,300	4,214,396
Grey Wolf, Inc. (NON)	1,731,000	11,338,050
Halliburton Co.	832,400	31,964,160
National-Oilwell Varco, Inc. (NON)	301,800	43,610,100
Noble Corp.	292,400	14,342,220
Pride International, Inc. (NON)	287,900	10,522,745
Rowan Cos., Inc.	268,500	9,821,730
Schlumberger, Ltd.	490,700	51,523,500
Superior Energy Services (NON)	309,800	10,979,312
		225,483,415

Energy (Other) (0.5%)
Covanta Holding Corp. (NON)	893,700	21,904,587

Engineering & Construction (0.7%)
Fluor Corp.	31,500	4,535,370
Jacobs Engineering Group, Inc. (NON)	188,900	14,277,062
McDermott International, Inc. (NON)	165,600	8,955,648
		27,768,080

Entertainment (0.3%)
Regal Entertainment Group Class A	653,300	14,339,935

Environmental (0.2%)
Foster Wheeler, Ltd. (NON)	56,900	7,469,832

Financial (2.0%)
Assurant, Inc.	170,300	9,111,050
Interactive Data Corp.	537,200	15,149,040
JPMorgan Chase & Co.	1,101,500	50,470,730
Moody's Corp.	186,500	9,399,600
		84,130,420

Food (0.1%)
Wrigley (Wm.) Jr. Co.	91,200	5,857,776

Health Care Services (6.9%)
Aetna, Inc.	972,500	52,777,575
Amedisys, Inc. (NON)	160,800	6,177,936
AMERIGROUP Corp. (NON)	828,900	28,580,472
Apria Healthcare Group, Inc. (NON)	298,000	7,750,980
Bio-Rad Laboratories, Inc. Class A (NON)	78,900	7,140,450
Charles River Laboratories International, Inc. (NON)	268,200	15,059,430
CIGNA Corp.	258,400	13,770,136
Coventry Health Care, Inc. (NON)	747,300	46,489,533
DaVita, Inc. (NON)	270,300	17,077,554
Henry Schein, Inc. (NON)	185,000	11,255,400
Humana, Inc. (NON)	426,800	29,824,784
McKesson Corp.	229,400	13,486,426
Sun Healthcare Group, Inc. (NON)	449,300	7,507,803
WellCare Health Plans, Inc. (NON)	340,900	35,941,087
		292,839,566

Homebuilding (0.8%)
NVR, Inc. (NON)	72,500	34,093,125

Household Furniture and Appliances (1.0%)
Tempur-Pedic International, Inc.	1,241,000	44,365,750

Insurance (1.3%)
Allstate Corp. (The)	510,300	29,184,057
Amtrust Financial Services, Inc.	376,400	5,709,988
Arch Capital Group, Ltd. (Bermuda) (NON)	149,200	11,101,972
Markel Corp. (NON)	22,600	10,938,400
		56,934,417

Investment Banking/Brokerage (1.8%)
Affiliated Managers Group (NON)	136,500	17,405,115
Goldman Sachs Group, Inc. (The)	57,400	12,440,876
Lazard, Ltd. Class A (Bermuda)	328,200	13,915,680
Lehman Brothers Holdings, Inc.	401,500	24,784,595
State Street Corp.	136,100	9,276,576
		77,822,842

Leisure (0.1%)
Polaris Industries, Inc.	61,300	2,673,906

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	466,893	17,587,859

Machinery (1.6%)
Cummins, Inc.	111,400	14,246,946
Gardner Denver, Inc. (NON)	162,000	6,318,000
Manitowoc Co., Inc. (The)	542,500	24,021,900
Terex Corp. (NON)	129,100	11,492,482
Timken Co.	376,500	13,986,975
		70,066,303

Manufacturing (2.3%)
Acuity Brands, Inc.	278,000	14,033,440
ITT Corp.	624,600	42,429,078
Knoll, Inc.	629,310	11,163,959
Mettler-Toledo International, Inc. (Switzerland) (NON)	149,700	15,269,400
Roper Industries, Inc.	43,900	2,875,450
Teleflex, Inc.	167,900	13,082,768
		98,854,095

Media (0.9%)
Meredith Corp.	237,500	13,608,750
Viacom, Inc. Class B (NON)	221,353	8,626,126
Walt Disney Co. (The)	415,000	14,271,850
		36,506,726

Medical Technology (6.6%)
Baxter International, Inc.	872,300	49,093,044
Becton, Dickinson and Co.	703,000	57,681,150
C.R. Bard, Inc.	124,800	11,006,112
DENTSPLY International, Inc.	293,700	12,229,668

Hologic, Inc. (NON)	77,400	4,721,400
Hospira, Inc. (NON)	249,300	10,333,485
Kinetic Concepts, Inc. (NON)	338,300	19,039,524
Medtronic, Inc.	206,100	11,626,101
Meridian Bioscience, Inc.	393,138	11,919,944
Millipore Corp. (NON)	161,400	12,234,120
Nighthawk Radiology Holdings, Inc. (NON)	572,000	14,019,720
Pall Corp.	113,200	4,403,480
PerkinElmer, Inc.	152,400	4,451,604
Techne Corp. (NON)	179,200	11,303,936
Waters Corp. (NON)	701,900	46,971,148
		281,034,436

Metals (3.1%)
Agnico-Eagle Mines, Ltd. (Canada)	290,800	14,481,840
AK Steel Holding Corp. (NON)	293,300	12,890,535
Carpenter Technology Corp.	23,400	3,042,234
Cleveland-Cliffs, Inc.	476,000	41,873,720
Freeport-McMoRan Copper & Gold, Inc. Class B	277,000	29,054,530
Nucor Corp.	543,500	32,321,945
		133,664,804

Natural Gas Utilities (0.1%)
ONEOK, Inc.	132,200	6,266,280

Oil & Gas (3.5%)
Exxon Mobil Corp.	686,600	63,551,696
Frontier Oil Corp.	726,700	30,259,788
Holly Corp.	192,500	11,517,275
Penn West Energy Trust (Canada)	283,600	8,811,452
Tesoro Corp.	346,000	15,922,920
Unit Corp. (NON)	224,500	10,865,800
Western Refining, Inc.	248,840	10,097,927
		151,026,858

Pharmaceuticals (2.7%)
Biovail Corp. (Canada)	488,800	8,490,456
Cephalon, Inc. (NON)	331,500	24,219,390
Eli Lilly Co.	490,600	27,929,858
Endo Pharmaceuticals Holdings, Inc. (NON)	539,800	16,739,198
Johnson & Johnson	186,700	12,266,190
King Pharmaceuticals, Inc. (NON)	498,600	5,843,592
Salix Pharmaceuticals, Ltd. (NON)	757,836	9,412,323
Sepracor, Inc. (NON)	150,200	4,130,500
Watson Pharmaceuticals, Inc. (NON)	238,200	7,717,680
		116,749,187

Power Producers (0.7%)
Mirant Corp. (NON)	509,100	20,710,188
Reliant Resources, Inc. (NON)	330,400	8,458,240
		29,168,428

Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	329,400	16,769,754

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	1,406,000	39,143,040
Jones Lang LaSalle, Inc.	124,200	12,762,792
Taubman Centers, Inc. (R)	155,900	8,535,525
		60,441,357

Restaurants (2.4%)
Brinker International, Inc.	419,311	11,505,894
CBRL Group, Inc.	236,300	9,641,040
Darden Restaurants, Inc.	264,300	11,063,598
Domino's Pizza, Inc.	649,904	10,781,907
Jack in the Box, Inc. (NON)	154,600	10,024,264
McDonald's Corp.	945,800	51,517,726
		104,534,429

Retail (4.3%)
Big Lots, Inc. (NON)	1,152,200	34,381,648
Brown Shoe Co., Inc.	142,100	2,756,740
CROCS, Inc. (NON)	170,600	11,472,850
Dollar Tree Stores, Inc. (NON)	1,025,500	41,573,770
Dress Barn, Inc. (NON)	556,500	9,466,065
EZCORP, Inc. Class A (NON)	449,192	6,041,632
GameStop Corp. (NON)	166,800	9,399,180
Jos. A. Bank Clothiers, Inc. (NON)	220,300	7,362,426
NBTY, Inc. (NON)	296,200	12,025,720
Priceline.com, Inc. (NON)	145,590	12,921,113
RadioShack Corp.	1,301,900	26,897,254
TJX Cos., Inc. (The)	373,200	10,848,924
		185,147,322

Semiconductor (1.0%)
Lam Research Corp. (NON)	273,400	14,561,284

Teradyne, Inc. (NON)	1,486,700	20,516,460
Verigy, Ltd. (Singapore) (NON)	250,500	6,189,855
		41,267,599

Software (5.8%)
Autodesk, Inc. (NON)	1,034,900	51,713,953
BMC Software, Inc. (NON)	1,039,900	32,476,077
Cadence Design Systems, Inc. (NON)	1,045,300	23,195,207
Informatica Corp. (NON)	966,000	15,166,200
JDA Software Group, Inc. (NON)	307,700	6,357,082
Microsoft Corp.	3,560,500	104,892,332
Novell, Inc. (NON)	1,927,700	14,727,628
		248,528,479

Staffing (0.1%)
Heidrick & Struggles International, Inc. (NON)	63,362	2,309,545

Technology (0.3%)
ON Semiconductor Corp. (NON)	847,900	10,649,624

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	1,219,100	49,068,775
Blue Coat Systems, Inc. (NON)	171,500	13,507,340
eBay, Inc. (NON)	190,300	7,425,506
Ingram Micro, Inc. Class A (NON)	534,600	10,483,506
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	399,100	14,850,511
Symantec Corp. (NON)	141,100	2,734,518
VeriSign, Inc. (NON)	362,400	12,227,376
		110,297,532

Telecommunications (2.6%)
Brightpoint, Inc. (NON)	835,360	12,538,754
CenturyTel, Inc.	454,700	21,016,234
Embarq Corp.	110,200	6,127,120
InterDigital, Inc. (NON)	343,000	7,127,540
j2 Global Communications, Inc. (NON)	852,800	27,912,144
NeuStar, Inc. Class A (NON)	220,800	7,571,232
NII Holdings, Inc. (NON)	209,400	17,202,210
Premiere Global Services, Inc. (NON)	853,000	10,790,450
		110,285,684

Telephone (0.4%)
AT&T, Inc.	352,900	14,931,199

Textiles (1.4%)
NIKE, Inc. Class B	863,500	50,652,910
Phillips-Van Heusen Corp.	80,000	4,198,400
Polo Ralph Lauren Corp.	54,300	4,221,825
		59,073,135

Tobacco (1.9%)
Altria Group, Inc.	642,700	44,686,931
Loews Corp. - Carolina Group	427,100	35,120,433
		79,807,364

Toys (0.7%)
Hasbro, Inc.	1,103,600	30,768,368

Waste Management (0.2%)
Republic Services, Inc.	133,700	4,373,327
Stericycle, Inc. (NON)	108,800	6,219,008
		10,592,335

TOTAL INVESTMENTS

Total investments (cost $3,918,781,417) (b)		$4,270,173,101

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $46,134) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Blue Coat Systems, Inc. (Call)	$17,150	Oct 07/$87.80	$46,134

NOTES

(a) Percentages indicated are based on net assets of $4,271,934,556.

(b) The aggregate identified cost on a tax basis is $3,920,084,683, resulting in gross unrealized appreciation and depreciation of $497,395,360 and $147,306,942, respectively, or net unrealized appreciation of $350,088,418.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $259,976 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $261,260,539 and $284,266,593, respectively.

(R) Real Estate Investment Trust.

At September 30, 2007, liquid assets totaling $1,505,770 have been designated as collateral for open options.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007